COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Financial instruments with off-balance sheet risk
A summary of financial instruments with off-balance sheet risk at December 31 follows:
	2017	2016
	(In thousands)
Financial instruments whose risk is represented by contract amounts
Commitments to extend credit	$439,663	$364,270
Standby letters of credit	4,596	3,140